RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS

19. RELATED PARTY TRANSACTIONS

Beginning January 1, 2005, the Company entered into export agent agreements with Shanghai Lechen International Trade Co., Ltd. (“Shanghai Lechen”) for exporting advanced intermediates and APIs. Shanghai Lechen is owned by the parents of Dr. Ning Zhao, Lead Advisor of Analytical Services, Corporate Head of Human Resources, and a director of the Company. Agency service fees paid to Shanghai Lechen by the Company for the years ended December 31, 2009, 2010 and 2011 were $0.1 million, $0.2 million and $0.1 million, respectively.